Derivative Instruments - Summary of Effects of Company's Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives					$ 87,363	$ 40,827
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives	$ 15,141	$ 51,862	$ 42,080	$ 76,972	83,116	18,174
Not Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives	15,141	44,809	42,649	54,796	59,591	8,771
Not Designated as Hedging Instrument | Interest rate collars
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives	$ 0	$ 7,053	$ (569)	$ 22,176	$ 23,525	$ 9,403